DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

November 30, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.9%
Brazil - 2.9%
Atacadao SA	4,126	$9,486
Banco Santander Brasil SA	2,487	15,631
CCR SA	7,060	19,381
Cia de Saneamento Basico do Estado de Sao Paulo	2,443	33,463
Cia Siderurgica Nacional SA	4,500	14,981
Cosan SA	8,349	30,046
Energisa SA	1,404	15,024
Equatorial Energia SA	7,217	49,838
Hapvida Participacoes e Investimentos SA, 144A*	33,365	29,562
Klabin SA	5,472	25,040
Localiza Rent a Car SA*	45	548
Localiza Rent a Car SA	6,219	75,704
Lojas Renner SA	6,576	21,826
Magazine Luiza SA*	20,440	8,371
Natura & Co. Holding SA*	6,237	20,852
PRIO SA*	5,510	51,310
Raia Drogasil SA	9,006	51,272
Rede D’Or Sao Luiz SA, 144A	4,083	22,020
Rumo SA	9,072	42,120
Telefonica Brasil SA	2,834	30,315
TIM SA	5,043	17,627
TOTVS SA	3,923	26,494
Ultrapar Participacoes SA	4,964	25,413
WEG SA	11,735	81,346

(Cost $636,309)		717,670

Chile - 0.3%
Cencosud SA	8,783	16,390
Empresas CMPC SA	7,977	15,501
Empresas Copec SA	2,896	21,532
Enel Americas SA*	161,583	18,899
Falabella SA*	5,724	13,424

(Cost $90,423)		85,746

China - 27.9%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	3,102
3SBio, Inc., 144A*	11,138	10,353
AAC Technologies Holdings, Inc.	4,879	13,712
Agricultural Bank of China Ltd., Class A	35,800	18,349
Agricultural Bank of China Ltd., Class H	191,144	70,728
Air China Ltd., Class A*	4,800	5,424
Air China Ltd., Class H*	13,956	9,399
Alibaba Group Holding Ltd.*	112,717	1,049,916
Angel Yeast Co. Ltd., Class A	200	1,023
Anhui Conch Cement Co. Ltd., Class A	1,700	5,475
Anhui Conch Cement Co. Ltd., Class H	8,533	19,971
Anjoy Foods Group Co. Ltd., Class A	100	1,600
Baidu, Inc., Class A*	15,534	230,913
Beijing Easpring Material Technology Co. Ltd., Class A	200	1,147
Beijing Tongrentang Co. Ltd., Class A	600	4,466
BYD Co. Ltd., Class A	777	21,669
BYD Co. Ltd., Class H	7,164	192,623
By-health Co. Ltd., Class A	300	769
CECEP Solar Energy Co. Ltd., Class A	1,600	1,248
China Baoan Group Co. Ltd., Class A	900	1,473
China Communications Services Corp. Ltd., Class H	16,044	6,841
China Construction Bank Corp., Class H	665,772	385,298
China Eastern Airlines Corp. Ltd., Class A*	7,100	4,176
China Feihe Ltd., 144A	27,466	16,106
China Jushi Co. Ltd., Class A	1,828	2,834
China Literature Ltd., 144A*	2,801	9,557
China Mengniu Dairy Co. Ltd.*	22,102	69,331
China Merchants Bank Co. Ltd., Class A	8,134	32,793
China Merchants Bank Co. Ltd., Class H	27,268	95,312
China Resources Pharmaceutical Group Ltd., 144A	11,070	6,917
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	400	2,721
China Southern Airlines Co. Ltd., Class A*	3,674	3,164
China Southern Airlines Co. Ltd., Class H*	12,905	6,196
China Three Gorges Renewables Group Co. Ltd., Class A	12,810	8,252
China Tourism Group Duty Free Corp. Ltd., Class A	800	9,987
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	764	8,315
China Vanke Co. Ltd., Class A	4,385	7,025
China Vanke Co. Ltd., Class H	15,367	15,524
China Yangtze Power Co. Ltd., Class A	10,100	32,290
CITIC Ltd.	40,649	38,305
CMOC Group Ltd., Class A	8,624	6,292
CMOC Group Ltd., Class H	25,630	14,636
CNGR Advanced Material Co. Ltd., Class A	300	2,066
Contemporary Amperex Technology Co. Ltd., Class A	1,895	44,317
COSCO SHIPPING Holdings Co. Ltd., Class A	5,600	7,850
COSCO SHIPPING Holdings Co. Ltd., Class H	23,486	21,651
Country Garden Services Holdings Co. Ltd.	15,205	14,367
CSPC Pharmaceutical Group Ltd.	62,144	56,095
East Buy Holding Ltd., 144A*	2,796	10,400

Ecovacs Robotics Co. Ltd., Class A	200	1,197
ENN Energy Holdings Ltd.	5,489	38,091
ENN Natural Gas Co. Ltd., Class A	1,200	2,694
Fosun International Ltd.	19,653	11,197
Ganfeng Lithium Group Co. Ltd., Class A	664	3,626
Ganfeng Lithium Group Co. Ltd., Class H, 144A	2,798	8,956
GEM Co. Ltd., Class A	1,200	948
Genscript Biotech Corp.*	7,910	21,977
Ginlong Technologies Co. Ltd., Class A	200	1,867
Goldwind Science & Technology Co. Ltd., Class A	1,700	2,071
Greentown China Holdings Ltd.	6,985	7,432
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	300	1,267
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	200	1,848
Haier Smart Home Co. Ltd., Class A	2,700	8,364
Haier Smart Home Co. Ltd., Class H	16,975	49,228
Haitian International Holdings Ltd.	3,835	9,771
Hangzhou Robam Appliances Co. Ltd., Class A	400	1,301
Hangzhou Tigermed Consulting Co. Ltd., Class A	200	1,740
Hansoh Pharmaceutical Group Co. Ltd., 144A	7,839	15,878
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,642	6,001
Huadong Medicine Co. Ltd., Class A	600	3,427
Huatai Securities Co. Ltd., Class A	3,356	6,735
Huatai Securities Co. Ltd., Class H, 144A	9,778	12,244
Industrial & Commercial Bank of China Ltd., Class A	26,500	17,850
Industrial & Commercial Bank of China Ltd., Class H	449,927	215,450
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,650	10,112
JD Logistics, Inc., 144A*	13,209	16,219
JD.com, Inc., Class A	16,175	220,974
Jiangsu Eastern Shenghong Co. Ltd., Class A	1,600	2,267
Jiangsu Expressway Co. Ltd., Class H	7,064	6,358
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,700	18,156
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,500	2,727
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	800	1,417
Jointown Pharmaceutical Group Co. Ltd., Class A	1,668	1,754
Kanzhun Ltd., ADR*	1,513	25,010
Kingdee International Software Group Co. Ltd.*	19,946	27,734
Kuaishou Technology, 144A*	16,208	119,740
Kuang-Chi Technologies Co. Ltd., Class A	1,100	2,149
Lenovo Group Ltd.	50,276	62,118
Li Auto, Inc., Class A*	7,854	146,616
Livzon Pharmaceutical Group, Inc., Class A	300	1,471
Longfor Group Holdings Ltd., 144A	13,294	23,557
Microport Scientific Corp.*	4,949	7,933
Ming Yang Smart Energy Group Ltd., Class A	900	1,698
MINISO Group Holding Ltd.	2,664	17,890
NetEase, Inc.	13,319	300,647
NIO, Inc., ADR*	9,477	68,898
Nongfu Spring Co. Ltd., Class H, 144A	13,918	79,477
Offshore Oil Engineering Co. Ltd., Class A	1,800	1,621
Perfect World Co. Ltd., Class A	1,000	1,766
Pharmaron Beijing Co. Ltd., Class A	750	3,508
Ping An Healthcare and Technology Co. Ltd., 144A*	4,153	9,284
Pop Mart International Group Ltd., 144A	3,220	9,668
Postal Savings Bank of China Co. Ltd., Class A	12,284	7,552
Postal Savings Bank of China Co. Ltd., Class H, 144A	55,065	24,465
SF Holding Co. Ltd., Class A	2,188	12,948
Shandong Nanshan Aluminum Co. Ltd., Class A	4,300	1,734
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	17,011	16,139
Shanghai Electric Group Co. Ltd., Class A*	4,200	2,594
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	826	3,227
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,817	8,445
Shanghai M&G Stationery, Inc., Class A	400	2,225
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,278	3,214
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,091	7,379
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,052	3,381
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,600	1,445
Shenzhen Inovance Technology Co. Ltd., Class A	624	5,768
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	548	22,321

Sinopharm Group Co. Ltd., Class H	9,458	23,468
Sinotruk Hong Kong Ltd.	4,708	9,765
Skshu Paint Co. Ltd., Class A*	196	1,482
Sungrow Power Supply Co. Ltd., Class A	670	7,806
Sunwoda Electronic Co. Ltd., Class A	800	1,704
TCL Technology Group Corp., Class A*	7,900	4,624
Tencent Holdings Ltd.	46,097	1,929,980
Tianqi Lithium Corp., Class A	600	4,208
Titan Wind Energy Suzhou Co. Ltd., Class A*	700	1,224
Tongcheng Travel Holdings Ltd.*	8,927	16,436
Topchoice Medical Corp., Class A*	100	1,147
Uni-President China Holdings Ltd.	9,964	6,379
Vipshop Holdings Ltd., ADR*	2,456	39,370
Weichai Power Co. Ltd., Class A	2,700	5,634
Weichai Power Co. Ltd., Class H	13,000	23,902
Western Mining Co. Ltd., Class A	1,000	1,795
WuXi AppTec Co. Ltd., Class A	1,088	12,585
WuXi AppTec Co. Ltd., Class H, 144A	2,489	29,159
Wuxi Biologics Cayman, Inc., 144A*	26,349	146,753
XPeng, Inc., Class A*	6,734	57,939
Yadea Group Holdings Ltd., 144A	8,450	15,861
Yihai Kerry Arawana Holdings Co. Ltd., Class A	700	3,422
Yum China Holdings, Inc.	2,860	123,495
Yunnan Baiyao Group Co. Ltd., Class A	806	5,681
Yunnan Energy New Material Co. Ltd., Class A	358	2,951
Zai Lab Ltd.*	1,308	3,559
Zai Lab Ltd., ADR*	512	13,972
Zangge Mining Co. Ltd., Class A	800	2,680
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	10,619
Zhejiang Chint Electrics Co. Ltd., Class A	912	2,801
Zhejiang Expressway Co. Ltd., Class H	8,654	5,485
Zhejiang Huayou Cobalt Co. Ltd., Class A	699	3,142
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	300	1,154
Zhejiang Weixing New Building Materials Co. Ltd., Class A	800	1,676
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,800	3,432
ZTO Express Cayman, Inc., ADR	2,954	65,933

(Cost $9,069,316)		6,957,967

Colombia - 0.1%
Bancolombia SA	1,897	14,839
Interconexion Electrica SA ESP	2,679	10,016

(Cost $33,177)		24,855

Czech Republic - 0.1%
Komercni Banka AS	454	14,082
Moneta Money Bank AS, 144A	2,257	8,838

(Cost $22,282)		22,920

Egypt - 0.2%
Commercial International Bank - Egypt (CIB)
(Cost $26,611)	17,245	43,085

Greece - 0.5%
Alpha Services and Holdings SA*	14,485	24,655
Eurobank Ergasias Services and Holdings SA*	17,815	32,870
Hellenic Telecommunications Organization SA	1,363	20,032
Motor Oil Hellas Corinth Refineries SA	446	12,069
Mytilineos SA	739	29,624

(Cost $76,367)		119,250

Hong Kong - 1.5%
Alibaba Health Information Technology Ltd.*	36,842	20,944
Beijing Enterprises Water Group Ltd.	28,772	5,784
Bosideng International Holdings Ltd.	26,391	11,083
China Everbright Environment Group Ltd.	25,459	8,377
China Medical System Holdings Ltd.	9,958	19,150
China Overseas Land & Investment Ltd.	26,559	49,103
China Resources Gas Group Ltd.	6,347	19,910
China Resources Land Ltd.	22,268	81,542
China Ruyi Holdings Ltd.*	41,857	9,486
Chow Tai Fook Jewellery Group Ltd.	13,756	19,973
Far East Horizon Ltd.	10,270	7,535
Geely Automobile Holdings Ltd.	41,613	45,341
Kunlun Energy Co. Ltd.	26,615	24,603
Sino Biopharmaceutical Ltd.	71,983	35,391
Vinda International Holdings Ltd.	2,496	6,392
Want Want China Holdings Ltd.	32,681	19,122

(Cost $512,181)		383,736

Hungary - 0.5%
MOL Hungarian Oil & Gas PLC	2,959	23,553
OTP Bank Nyrt	1,674	69,571
Richter Gedeon Nyrt	973	24,516

(Cost $115,993)		117,640

India - 14.3%
ABB India Ltd.	366	19,397
Adani Green Energy Ltd.*	2,144	26,450
Ashok Leyland Ltd.	9,600	21,084
Asian Paints Ltd.	2,680	100,263
Astral Ltd.	795	18,587
AU Small Finance Bank Ltd., 144A	1,191	10,588
Axis Bank Ltd.	15,872	204,458
Bajaj Finance Ltd.	1,867	159,443
Berger Paints India Ltd.	2,155	14,843
Bharti Airtel Ltd.	15,526	188,914
Britannia Industries Ltd.	747	43,468
Colgate-Palmolive India Ltd.	919	24,202
Cummins India Ltd.	958	21,931
Dabur India Ltd.	4,232	27,305
DLF Ltd.	4,313	32,368

Eicher Motors Ltd.	942	44,019
GAIL India Ltd.	14,638	23,152
Grasim Industries Ltd.	1,865	44,849
Havells India Ltd.	1,700	26,555
HCL Technologies Ltd.	6,623	106,492
Hero MotoCorp Ltd.	824	37,735
Hindalco Industries Ltd.	8,530	52,744
Hindustan Unilever Ltd.	5,624	171,670
ICICI Prudential Life Insurance Co. Ltd., 144A	2,296	15,489
Indian Hotels Co. Ltd.	5,952	30,098
Indraprastha Gas Ltd.	2,296	10,713
Info Edge India Ltd.	483	26,706
Infosys Ltd.	15,255	266,187
Infosys Ltd., ADR	7,618	133,696
Kotak Mahindra Bank Ltd.	7,627	160,549
Lupin Ltd.	1,463	22,471
Mahindra & Mahindra Ltd.	6,405	126,554
Marico Ltd.	3,537	22,846
Nestle India Ltd.	238	69,168
PI Industries Ltd.	568	25,684
Pidilite Industries Ltd.	1,000	30,606
Power Grid Corp. of India Ltd.	32,142	80,534
Reliance Industries Ltd.	21,043	599,909
Shree Cement Ltd.	63	20,202
Shriram Finance Ltd.	1,899	45,707
Siemens Ltd.	617	27,061
Supreme Industries Ltd.	429	22,795
Tata Consultancy Services Ltd.	6,303	263,597
Torrent Pharmaceuticals Ltd.	733	18,692
TVS Motor Co. Ltd.	1,672	37,382
UPL Ltd.	3,228	22,089
Vedanta Ltd.	6,423	17,973
Zomato Ltd.*	35,614	50,628

(Cost $3,151,970)		3,567,853

Indonesia - 2.1%
Aneka Tambang Tbk	64,114	7,193
PT Bank Central Asia Tbk	381,796	220,930
PT Bank Rakyat Indonesia Persero Tbk	476,719	162,133
PT Barito Pacific Tbk	202,106	13,617
PT Kalbe Farma Tbk	142,363	14,824
PT Merdeka Copper Gold Tbk*	66,750	10,888
PT Sarana Menara Nusantara Tbk	140,658	9,069
PT Telkom Indonesia Persero Tbk	343,306	83,226
PT Unilever Indonesia Tbk	51,759	12,180

(Cost $542,291)		534,060

Kazakhstan - 0.0%
Polymetal International PLC*(a)
(Cost $40,174)	2,070	0

Kuwait - 0.5%
Kuwait Finance House KSCP
(Cost $129,338)	56,735	128,446

Malaysia - 2.1%
AMMB Holdings Bhd	11,100	9,434
Axiata Group Bhd	20,983	10,177
Celcomdigi Bhd	24,900	23,193
CIMB Group Holdings Bhd	44,273	53,684
Dialog Group Bhd	22,400	10,624
Gamuda Bhd	12,688	12,989
IHH Healthcare Bhd	15,200	19,018
Kuala Lumpur Kepong Bhd	3,500	16,435
Malayan Banking Bhd	37,653	72,567
Malaysia Airports Holdings Bhd	6,328	9,751
Maxis Bhd	17,000	14,229
MISC Bhd	7,600	11,727
MR DIY Group M Bhd, 144A	23,100	7,585
Nestle Malaysia Bhd	500	13,456
Petronas Chemicals Group Bhd	18,300	28,356
Petronas Dagangan Bhd	1,900	9,093
Petronas Gas Bhd	5,300	19,178
PPB Group Bhd	4,700	14,223
Press Metal Aluminium Holdings Bhd	25,400	26,166
Public Bank Bhd	101,775	93,267
QL Resources Bhd	7,400	8,910
RHB Bank Bhd	11,057	12,933
Sime Darby Bhd	20,200	10,708
Telekom Malaysia Bhd	8,500	9,614

(Cost $532,365)		517,317

Mexico - 2.9%
America Movil SAB de CV, Series B	130,929	118,406
Arca Continental SAB de CV	3,394	34,650
Cemex SAB de CV, Series CPO*	105,016	72,967
Fomento Economico Mexicano SAB de CV	13,587	172,760
Gruma SAB de CV, Class B	1,247	23,106
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,277	30,145
Grupo Bimbo SAB de CV, Series A	8,796	44,376
Grupo Financiero Banorte SAB de CV, Class O	18,139	168,646
Industrias Penoles SAB de CV*	1,366	20,032
Orbia Advance Corp. SAB de CV	7,389	15,776
Prologis Property Mexico SA de CV REIT	4,791	20,624

(Cost $567,297)		721,488

Netherlands - 0.1%
NEPI Rockcastle NV*
(Cost $23,894)	3,630	22,221

Peru - 0.2%
Credicorp Ltd.
(Cost $64,240)	466	58,497

Philippines - 0.5%
Ayala Corp.	1,710	20,462
JG Summit Holdings, Inc.	17,770	12,329
PLDT, Inc.	515	11,954
SM Investments Corp.	1,632	24,087

SM Prime Holdings, Inc.	69,500	40,455
Universal Robina Corp.	6,530	13,298

(Cost $141,829)		122,585

Poland - 1.2%
Allegro.eu SA, 144A*	3,390	24,587
CD Projekt SA	496	13,530
KGHM Polska Miedz SA	926	26,757
mBank SA*	103	14,564
ORLEN SA	4,057	60,028
Powszechna Kasa Oszczednosci Bank Polski SA*	6,004	71,517
Powszechny Zaklad Ubezpieczen SA	4,227	48,305
Santander Bank Polska SA*	250	31,126

(Cost $253,049)		290,414

Qatar - 0.7%
Qatar Fuel QSC	4,285	18,736
Qatar Gas Transport Co. Ltd.	17,822	15,859
Qatar National Bank QPSC	32,169	138,713

(Cost $204,119)		173,308

Russia - 0.0%
Gazprom PJSC*(a)	68,905	0
LUKOIL PJSC*(a)	2,409	0
Mobile TeleSystems PJSC, ADR*(a)	2,662	0
Moscow Exchange MICEX-RTS PJSC*(a)	8,602	0
Novatek PJSC*(a)	5,300	0
Novolipetsk Steel PJSC*(a)	8,462	0
PhosAgro PJSC*(a)	267	0
PhosAgro PJSC, GDR*(a)	300	0
PhosAgro PJSC, GDR*(a)	4	0
Polyus PJSC*(a)	193	0

(Cost $634,818)		0

Saudi Arabia - 2.2%
ACWA Power Co.	657	40,105
Alinma Bank	6,806	64,949
Bank AlBilad	3,183	32,453
Dr Sulaiman Al Habib Medical Services Group Co.	611	45,929
National Industrialization Co.*	2,220	7,219
Sahara International Petrochemical Co.	2,442	21,058
Saudi Arabian Oil Co., 144A	18,543	164,102
Saudi Basic Industries Corp.	6,269	132,348
Saudi Electricity Co.	5,739	27,628
Savola Group	1,773	17,723

(Cost $573,047)		553,514

Singapore - 0.0%
BOC Aviation Ltd., 144A
(Cost $11,623)	1,457	10,484

South Africa - 4.9%
Absa Group Ltd.	5,881	53,925
Anglo American Platinum Ltd.	454	19,109
Aspen Pharmacare Holdings Ltd.	2,580	25,205
Bid Corp. Ltd.	2,334	50,901
Bidvest Group Ltd.	1,999	24,871
Capitec Bank Holdings Ltd.	600	62,081
Clicks Group Ltd.	1,683	26,212
Discovery Ltd.	3,532	24,797
FirstRand Ltd.	35,031	124,651
Gold Fields Ltd.	6,199	93,168
Impala Platinum Holdings Ltd.	5,889	23,814
Kumba Iron Ore Ltd.	500	15,627
MTN Group Ltd.	11,771	63,942
Naspers Ltd., Class N*	1,291	236,641
Nedbank Group Ltd.	3,039	34,287
Northam Platinum Holdings Ltd.	2,561	16,442
Old Mutual Ltd.	35,509	21,549
Sanlam Ltd.	12,433	44,555
Sasol Ltd.	3,929	43,437
Shoprite Holdings Ltd.	3,426	46,491
Sibanye Stillwater Ltd.	19,424	21,320
Standard Bank Group Ltd.	9,400	99,318
Vodacom Group Ltd.	4,310	22,062
Woolworths Holdings Ltd.	6,649	23,684

(Cost $1,397,255)		1,218,089

South Korea - 6.4%
Amorepacific Corp.	202	20,245
Celltrion Healthcare Co. Ltd.	744	42,962
CJ CheilJedang Corp.	47	11,257
Coway Co. Ltd.	411	15,928
Doosan Bobcat, Inc.	381	13,466
Doosan Enerbility Co. Ltd.*	3,022	37,009
Hana Financial Group, Inc.	2,023	65,309
Hanon Systems	1,245	6,996
Hanwha Solutions Corp.*	772	19,986
HD Hyundai Co. Ltd.	305	14,255
HMM Co. Ltd.	1,658	19,907
Hyundai Engineering & Construction Co. Ltd.	524	14,561
Hyundai Glovis Co. Ltd.	144	19,388
Hyundai Mipo Dockyard Co. Ltd.*	166	10,435
Kakao Corp.	2,155	84,353
KB Financial Group, Inc.	2,650	107,631
Korea Zinc Co. Ltd.	55	20,953
Korean Air Lines Co. Ltd.	1,331	23,161
Kumho Petrochemical Co. Ltd.	119	11,806
LG Chem Ltd.	345	133,973
LG Corp.	651	42,436
LG Display Co. Ltd.*	1,750	16,983
LG Electronics, Inc.	736	58,588
LG H&H Co. Ltd.	67	17,319
LG Uplus Corp.	1,461	11,890
Lotte Chemical Corp.	134	16,016
Mirae Asset Securities Co. Ltd.	1,883	10,465
NAVER Corp.	917	147,840

NCSoft Corp.	98	19,902
Netmarble Corp., 144A*	150	6,906
POSCO Future M Co. Ltd.	215	54,077
Samsung Engineering Co. Ltd.*	992	19,415
Samsung SDI Co. Ltd.	384	140,486
Samsung SDS Co. Ltd.	270	35,242
Samsung Securities Co. Ltd.	477	14,493
Shinhan Financial Group Co. Ltd.	2,981	85,261
SK Biopharmaceuticals Co. Ltd.*	211	14,081
SK Bioscience Co. Ltd.*	184	9,698
SK IE Technology Co. Ltd., 144A*	164	9,025
SK Innovation Co. Ltd.*	413	45,809
SK Square Co. Ltd.*	688	27,197
SK, Inc.	243	30,814
SKC Co. Ltd.	130	9,774
Woori Financial Group, Inc.	4,215	42,537
Yuhan Corp.	359	17,057

(Cost $1,898,757)		1,596,892

Taiwan - 20.9%
Acer, Inc.	21,941	24,722
Airtac International Group	1,106	38,413
AUO Corp.*	43,513	22,773
Cathay Financial Holding Co. Ltd.*	66,095	98,381
China Airlines Ltd.	21,022	14,199
China Steel Corp.	81,930	68,712
Chunghwa Telecom Co. Ltd.	26,058	99,678
CTBC Financial Holding Co. Ltd.	123,403	108,037
Delta Electronics, Inc.	13,377	135,526
E.Sun Financial Holding Co. Ltd.	95,725	78,443
Eva Airways Corp.	19,784	19,822
Evergreen Marine Corp. Taiwan Ltd.	6,987	25,049
Far Eastern New Century Corp.	20,050	19,639
Far EasTone Telecommunications Co. Ltd.	11,313	30,021
First Financial Holding Co. Ltd.	72,930	64,666
Fubon Financial Holding Co. Ltd.	54,438	112,222
Hotai Motor Co. Ltd.	2,140	48,636
Hua Nan Financial Holdings Co. Ltd.	62,065	44,204
Lite-On Technology Corp.	14,000	49,296
MediaTek, Inc.	10,034	303,525
Mega Financial Holding Co. Ltd.	77,897	98,493
momo.com, Inc.	465	7,710
Nan Ya Plastics Corp.	33,034	72,011
President Chain Store Corp.	4,406	38,009
SinoPac Financial Holdings Co. Ltd.	73,005	44,168
Taishin Financial Holding Co. Ltd.	77,541	45,423
Taiwan Cooperative Financial Holding Co. Ltd.	71,274	61,486
Taiwan High Speed Rail Corp.	13,623	13,126
Taiwan Mobile Co. Ltd.	12,023	37,870
Taiwan Semiconductor Manufacturing Co. Ltd.	170,722	3,153,220
Uni-President Enterprises Corp.	33,748	78,861
United Microelectronics Corp.	77,869	121,888
Voltronic Power Technology Corp.	425	21,903
Wan Hai Lines Ltd.	5,523	8,256
Yang Ming Marine Transport Corp.	13,041	17,533

(Cost $4,140,740)		5,225,921

Thailand - 2.3%
Advanced Info Service PCL, NVDR	8,200	50,817
Airports of Thailand PCL, NVDR*	28,400	48,036
Asset World Corp. PCL, NVDR	57,700	6,069
Bangkok Dusit Medical Services PCL, NVDR	78,000	58,205
Bangkok Expressway & Metro PCL	51,100	11,331
Berli Jucker PCL, NVDR	8,000	5,970
BTS Group Holdings PCL, NVDR	46,900	9,666
Bumrungrad Hospital PCL, NVDR	4,100	25,991
Central Retail Corp. PCL, NVDR	12,600	13,521
Charoen Pokphand Foods PCL, NVDR	21,200	11,993
CP ALL PCL, NVDR	40,900	60,459
Delta Electronics Thailand PCL, NVDR	21,700	47,962
Energy Absolute PCL, NVDR	12,200	15,433
Home Product Center PCL, NVDR	44,000	14,759
Indorama Ventures PCL, NVDR	12,500	8,706
Intouch Holdings PCL, NVDR	7,300	14,474
Kasikornbank PCL, NVDR	4,200	15,283
Minor International PCL, NVDR	21,054	16,309
Muangthai Capital PCL, NVDR	5,200	6,467
Osotspa PCL	2,600	1,693
Osotspa PCL, NVDR	6,200	4,036
PTT Exploration & Production PCL, NVDR	9,500	40,914
PTT Global Chemical PCL, NVDR	17,000	18,606
PTT Oil & Retail Business PCL, NVDR	20,200	11,427
SCG Packaging PCL, NVDR	8,900	9,741
Siam Cement PCL, NVDR	5,500	44,872

(Cost $681,973)		572,740

Turkey - 0.5%
Haci Omer Sabanci Holding AS	7,273	15,364
KOC Holding AS	5,324	26,111
Turk Hava Yollari AO*	3,870	33,667
Turkiye Is Bankasi AS, Class C	23,133	17,190
Turkiye Sise ve Cam Fabrikalari AS	9,393	16,037
Yapi ve Kredi Bankasi AS	23,098	15,371

(Cost $75,694)		123,740

United Arab Emirates - 2.1%
Abu Dhabi Commercial Bank PJSC	20,564	47,039
Abu Dhabi Islamic Bank PJSC	9,395	26,095
Aldar Properties PJSC	26,719	41,618
Emaar Properties PJSC	46,322	95,741
Emirates NBD Bank PJSC	13,300	63,743
Emirates Telecommunications Group Co. PJSC	24,295	127,818

First Abu Dhabi Bank PJSC	30,997	115,809

(Cost $491,081)		517,863

TOTAL COMMON STOCKS (Cost $26,138,213)		24,428,301

PREFERRED STOCKS - 1.9%
Brazil - 1.6%
Banco Bradesco SA	37,129	122,477
Cia Energetica de Minas Gerais	9,478	21,272
Gerdau SA	8,124	35,990
Itau Unibanco Holding SA	33,227	212,812

(Cost $357,097)		392,551

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $63,251)	998	50,926

Colombia - 0.1%
Bancolombia SA
(Cost $23,135)	3,336	22,871

South Korea - 0.0%
LG Chem Ltd.
(Cost $11,393)	53	12,694

TOTAL PREFERRED STOCKS (Cost $454,876)		479,042

RIGHTS - 0.0%
China - 0.0%
Zhejiang Expressway Co. Ltd.* expires 12/19/23
(Cost $0)	3,288	370

Thailand - 0.0%
Siam Cement PCL*, expires 12/6/23(a)
(Cost $0)	704	0

TOTAL RIGHTS (Cost $0)		370

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 11/7/24	3,050	5
BTS Group Holdings PCL*, expires 11/20/26	6,100	21

TOTAL WARRANTS (Cost $0)		26

EXCHANGE-TRADED FUNDS - 0.2%
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (b)
(Cost $37,514)	1,400	38,136

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (c)
(Cost $36,589)	36,589	36,589

TOTAL INVESTMENTS - 100.1% (Cost $26,667,192)		$24,982,464
Other assets and liabilities, net - (0.1%)		(17,728)

NET ASSETS - 100.0%		$24,964,736

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

EXCHANGE-TRADED FUNDS — 0.2%
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (b)
2,689	34,856	—	—	591	—	—	1,400	38,136
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.31% (c)
191,969	343,026	(498,406)	—	—	484	—	36,589	36,589

194,658	377,882	(498,406)	—	591	484	—	37,989	74,725

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2023 the Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds and Cash Equivalents
Financials	$5,323,180	21.3%
Information Technology	4,956,278	19.9
Communication Services	3,924,764	15.8
Consumer Discretionary	3,010,466	12.1
Materials	1,604,175	6.5
Industrials	1,602,142	6.4
Consumer Staples	1,451,184	5.8
Energy	1,144,872	4.6
Health Care	914,524	3.7
Utilities	524,577	2.1
Real Estate	451,577	1.8

Total	$24,907,739	100.0%

At November 30, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation†
MSCI Emerging Markets Index Future	USD	1	$49,435	$49,355	12/15/2023	$(80)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2023.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$24,428,301	$—	$0	$24,428,301
Preferred Stocks (a)	479,042	—	—	479,042
Rights (a)	—	370	0	370
Warrants	26	—	—	26
Exchange-Traded Funds	38,136	—	—	38,136
Short-Term Investments (a)	36,589	—	—	36,589

TOTAL	$24,982,094	$370	$0	$24,982,464

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(80)	$—	$—	$(80)

TOTAL	$(80)	$—	$—	$(80)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services. NO

BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EMSG-PH1

R-089711-1 (5/24) DBX005195 (5/24)